Statements of Net Assets Available for Benefits - Plan 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Investments (Note 3)	$ 516,970,677	$ 469,342,041
Receivables:
Notes receivable from participants	11,686,667	11,177,052
Participants' contributions receivable	873,206	850,596
Employers' contributions receivable	497,812	494,743
Total assets	530,028,362	481,864,432
LIABILITIES:
Accrued administrative expenses	76,301	81,732
Total liabilities	76,301	81,732
Net assets available for benefits	$ 529,952,061	$ 481,782,700